LOAN AGREEMENTS (Details 2) - Convertible notes [Member] - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Related Party [Member]
Short-term Debt [Line Items]
Convertible notes	$ 400,000	$ 1,800,000
Unamortized debt discount	(214,000)	(745,000)
Convertible notes, net	186,000	1,055,000
Less: amount due within one year		(1,054,552)
Convertible notes due after one year		0
Non Related Party [Member]
Short-term Debt [Line Items]
Convertible notes	1,413,000	1,150,000
Unamortized debt discount	(248,000)	(476,000)
Convertible notes, net	$ 1,165,000	674,000
Less: amount due within one year		(673,739)
Convertible notes due after one year		$ 0